Intangible Assets, Goodwill and Other (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, goodwill and other assets by major class
The following table provides the breakdown of the intangible assets, goodwill and other as at December 31, 2021 and 2020:

In millions	December 31,	2021	2020
Intangible assets		$139	$145
Investments (1)		119	83
Goodwill (Note 3)		70	70
Deferred costs		59	64
Long-term receivables		32	37
Other long-term assets		20	22
Total intangible assets, goodwill and other		$439	$421
(1)As at December 31, 2021, the Company had $59 million (2020 - $56 million) of investments accounted for under the equity method, $32 million of equity investments with readily determinable fair values (2020 - $nil) as determined by the most recent exchange trade price with changes in fair value being recognized within Other income, see Note 6 - Other income and $28 million (2020 - $27 million) of investments for which fair value was not readily determinable accounted for at cost minus impairment, plus or minus observable price changes.